Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies
Schedule of revenue disaggregated by revenue source

	Year Ended December 31,
	2022	2023	2024

	(In US$ thousands)
Advertising and marketing revenues
Revenues from advertisers signing contracts with the Group directly	$356,503	$437,276	$487,306
Revenues from advertising agencies	1,240,147	1,096,738	1,011,387
	1,596,650	1,534,014	1,498,693
Value-added services revenues	239,682	225,822	255,984
Total revenues	$1,836,332	$1,759,836	$1,754,677